Non-controlling Interest - Summary of Movements in Group's Significant Non-Controlling Interests (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	$ 2,953,480	$ 2,719,570
Purchases/Sales	(770,472)	(97,559)
Cash Dividends	(96,789)	(152,695)
Share of Profit (Loss) for the Year	(363,685)	484,164
Ending balance	1,722,534	2,953,480
Cobranzas Regionales S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	13,281	13,751
Share of Profit (Loss) for the Year	(1,665)	(470)
Ending balance	11,616	13,281
Galicia Broker Asesores de Seguros S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	2	2
Ending balance	2	2
Galicia Retiro Compania de Seguros S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	2	2
Ending balance	2	2
Galicia Seguros S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	2	2
Ending balance	2	2
Ondara S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	7,074	6,801
Cash Dividends	52
Share of Profit (Loss) for the Year	(1,081)	273
Ending balance	6,045	7,074
Tarjeta Naranja S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	2,716,440	2,371,252
Purchases/Sales	(770,472)
Cash Dividends	(137,432)	(159,604)
Share of Profit (Loss) for the Year	(318,010)	504,792
Ending balance	1,490,526	2,716,440
Tarjetas Regionales S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	216,679	230,201
Cash Dividends	40,591	6,909
Share of Profit (Loss) for the Year	(42,929)	(20,431)
Ending balance	$ 214,341	216,679
Galicia Valores S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance		5,688
Purchases/Sales		(5,688)
Tarjetas del mar S.A.[member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance		91,871
Purchases/Sales		$ (91,871)